CONVERTIBLE NOTES (Details) - USD ($)					12 Months Ended
	Nov. 06, 2020	Jun. 22, 2020	Jun. 04, 2020	Jun. 03, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Conversion [Line Items]
Common Stock, Par Value					$ 0.001	$ 0.001
Proceeds from exercise of warrants					$ 0	$ 932,728
Interest expense					150,531	18,534
2015 Private Placement [Member] | Series D warrant
Debt Conversion [Line Items]
Common Stock Issuance Upon Exercise Of Warrants		454,546		4,727,273
Proceeds from exercise of warrants		$ 82,000		$ 850,000
2015 Private Placement [Member] | Series J warrant
Debt Conversion [Line Items]
Common Stock Issuance Upon Exercise Of Warrants	3,375,000	340,910	3,545,454
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25	$ 0.25
Warrants exercisable period	30 months	1 year	1 year
Convertible Notes Payable
Debt Conversion [Line Items]
Debt Instrument, Term	3 years		3 years
Common Stock, Par Value	$ 0.001		$ 0.001
VWAP (in dollars per share)	$ 0.32		$ 0.32
Number of consecutive trading days for minimum VWAP	15 days		15 days
Percentage of unpaid principal amount for outstanding note obligations	35.00%		35.00%
Percentage on Interest for Outstanding Note Obligations	10.00%		10.00%
Interest rate on the convertible debt	10.00%		10.00%
Interest expense					$ 150,000	$ 18,000
Series 1 convertible notes
Debt Conversion [Line Items]
Aggregate principal amount			$ 550,000
Conversion Price (in dollars per share)			$ 0.27
Series 2 convertible notes
Debt Conversion [Line Items]
Aggregate principal amount	$ 1,050,000
Conversion Price (in dollars per share)	$ 0.25